Quarterly Holdings Report
for
Fidelity® Sustainable U.S. Equity ETF
April 30, 2025
SUE-NPRT3-0625
1.9901536.103
Common Stocks - 98.7%
	Shares	Value ($)
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp	1,243	103,788
CANADA - 1.3%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	190	9,918
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp (United States)	1,394	62,939
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	135	5,157
Materials - 0.8%
Metals & Mining - 0.8%
Franco-Nevada Corp	597	102,593
TOTAL CANADA		180,607
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
PDD Holdings Inc Class A ADR (a)	50	5,278
INDIA - 0.8%
Financials - 0.8%
Banks - 0.8%
HDFC Bank Ltd ADR	1,536	111,652
NETHERLANDS - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
NXP Semiconductors NV	432	79,622
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,517	252,869
UNITED STATES - 93.5%
Communication Services - 17.4%
Entertainment - 3.8%
Netflix Inc (a)	436	493,430
Spotify Technology SA (a)	70	42,979
		536,409
Interactive Media & Services - 13.4%
Alphabet Inc Class A	7,342	1,165,910
Meta Platforms Inc Class A	1,285	705,465
		1,871,375
Media - 0.1%
Magnite Inc (a)	1,316	15,647
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	74	18,274
TOTAL COMMUNICATION SERVICES		2,441,705

Consumer Discretionary - 12.4%
Broadline Retail - 6.7%
Amazon.com Inc (a)	5,122	944,599
Hotels, Restaurants & Leisure - 2.0%
Chipotle Mexican Grill Inc (a)	1,551	78,357
DraftKings Inc Class A (a)	1,497	49,835
Hilton Worldwide Holdings Inc	657	148,140
		276,332
Household Durables - 0.9%
DR Horton Inc	353	44,598
PulteGroup Inc	704	72,216
Somnigroup International Inc	260	15,876
		132,690
Specialty Retail - 2.8%
Lowe's Cos Inc	548	122,511
O'Reilly Automotive Inc (a)	68	96,234
TJX Cos Inc/The	1,409	181,310
		400,055
TOTAL CONSUMER DISCRETIONARY		1,753,676

Consumer Staples - 1.5%
Beverages - 1.5%
Coca-Cola Co/The	2,957	214,530
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Antero Resources Corp (a)	1,351	47,055
Centrus Energy Corp Class A (a)	290	20,094
Cheniere Energy Inc	371	85,742
Exxon Mobil Corp	1,660	175,346
		328,237
Financials - 10.9%
Banks - 3.7%
Bank of America Corp	3,870	154,336
Wells Fargo & Co	5,241	372,163
		526,499
Capital Markets - 0.3%
Blue Owl Capital Inc Class A	2,414	44,731
Charles Schwab Corp/The	77	6,268
		50,999
Financial Services - 4.0%
Apollo Global Management Inc	793	108,229
Fiserv Inc (a)	766	141,381
Mastercard Inc Class A	477	261,425
Toast Inc Class A (a)	1,337	47,570
		558,605
Insurance - 2.9%
Arthur J Gallagher & Co	637	204,280
Chubb Ltd	696	199,111
		403,391
TOTAL FINANCIALS		1,539,494

Health Care - 12.6%
Biotechnology - 1.8%
Alnylam Pharmaceuticals Inc (a)	381	100,294
Celldex Therapeutics Inc (a)	418	8,707
Cytokinetics Inc (a)	74	3,170
Keros Therapeutics Inc (a)	297	4,289
Legend Biotech Corp ADR (a)	219	7,654
Regeneron Pharmaceuticals Inc	209	125,141
Soleno Therapeutics Inc (a)	91	6,812
		256,067
Health Care Equipment & Supplies - 3.1%
Artivion Inc (a)	184	4,359
Boston Scientific Corp (a)	3,021	310,770
TransMedics Group Inc (a)	1,376	126,606
		441,735
Health Care Providers & Services - 1.0%
GeneDx Holdings Corp Class A (a)	50	3,342
Tenet Healthcare Corp (a)	145	20,728
UnitedHealth Group Inc	279	114,792
		138,862
Health Care Technology - 1.1%
Doximity Inc Class A (a)	2,603	148,059
Life Sciences Tools & Services - 1.5%
Danaher Corp	367	73,154
Thermo Fisher Scientific Inc	331	141,999
		215,153
Pharmaceuticals - 4.1%
Eli Lilly & Co	643	578,025
TOTAL HEALTH CARE		1,777,901

Industrials - 11.8%
Aerospace & Defense - 2.3%
BWX Technologies Inc	198	21,606
Howmet Aerospace Inc	942	130,542
Karman Holdings Inc	355	12,691
Standardaero Inc	395	10,673
TransDigm Group Inc	107	151,199
		326,711
Building Products - 2.2%
AZEK Co Inc/The Class A (a)	1,244	61,653
Builders FirstSource Inc (a)	407	48,689
Tecnoglass Inc	867	61,791
Trane Technologies PLC	377	144,508
		316,641
Construction & Engineering - 1.2%
EMCOR Group Inc	126	50,488
Quanta Services Inc	394	115,320
		165,808
Electrical Equipment - 2.0%
Eaton Corp PLC	401	118,043
GE Vernova Inc	271	100,492
Vertiv Holdings Co Class A	738	63,010
		281,545
Machinery - 2.5%
Chart Industries Inc (a)	344	46,433
Deere & Co	52	24,105
Parker-Hannifin Corp	358	216,611
Westinghouse Air Brake Technologies Corp	355	65,583
		352,732
Passenger Airlines - 0.1%
Alaska Air Group Inc (a)	314	13,901
Professional Services - 0.8%
CACI International Inc (a)	65	29,762
KBR Inc	1,442	76,152
		105,914
Trading Companies & Distributors - 0.7%
FTAI Aviation Ltd	40	4,284
WW Grainger Inc	92	94,237
		98,521
TOTAL INDUSTRIALS		1,661,773

Information Technology - 21.7%
Communications Equipment - 0.0%
Ciena Corp (a)	25	1,679
IT Services - 0.4%
Gartner Inc (a)	129	54,319
Semiconductors & Semiconductor Equipment - 9.7%
Aehr Test Systems (a)	209	1,782
Applied Materials Inc	390	58,777
Broadcom Inc	211	40,611
Lam Research Corp	1,150	82,421
Marvell Technology Inc	2,027	118,316
Micron Technology Inc	1,132	87,107
NVIDIA Corp	8,855	964,487
		1,353,501
Software - 6.6%
Agilysys Inc (a)	62	4,610
Cadence Design Systems Inc (a)	591	175,964
Microsoft Corp	1,810	715,421
SailPoint Inc	561	9,627
ServiceTitan Inc Class A (a)	16	1,849
Weave Communications Inc (a)	2,346	24,868
		932,339
Technology Hardware, Storage & Peripherals - 5.0%
Apple Inc	3,292	699,550
TOTAL INFORMATION TECHNOLOGY		3,041,388

Materials - 1.5%
Chemicals - 0.8%
Corteva Inc	1,269	78,665
Sherwin-Williams Co/The	77	27,175
		105,840
Construction Materials - 0.2%
Martin Marietta Materials Inc	52	27,247
Metals & Mining - 0.5%
ATI Inc (a)	116	6,308
Freeport-McMoRan Inc	1,961	70,655
		76,963
TOTAL MATERIALS		210,050

Real Estate - 0.7%
Health Care REITs - 0.7%
Welltower Inc	645	98,420
Utilities - 0.7%
Electric Utilities - 0.7%
Constellation Energy Corp	471	105,240
TOTAL UNITED STATES		13,172,414
TOTAL COMMON STOCKS (Cost $13,450,222)		13,906,230

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $13,450,222)	13,906,230
NET OTHER ASSETS (LIABILITIES) - 1.3%	183,611
NET ASSETS - 100.0%	14,089,841

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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